Toews Agility Shares Managed Risk ETF

Ticker: MRSK

a series of Northern Lights Fund Trust

Supplement dated April 18, 2023

to the Fund’s Prospectus and Statement of Additional Information

dated August 29, 2022

Effective April 24, 2023, Toews Agility Shares Managed Risk ETF (the “Fund”) will be listed on NYSE Arca, Inc. All references to Cboe BZX Exchange, Inc. are deleted in their entirety.

This Supplement, the Fund’s Prospectus, and Statement of Additional Information, dated August 29, 2022, provide information that you should know before investing in the Fund and should be retained for future reference. The Prospectus and Statement of Additional Information have been filed with the Securities and Exchange Commission and are incorporated herein by reference. These documents are available upon request and without charge by calling 1-888-604-5506.

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